Consolidated Balance Sheets $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 493,377,000	$ 69,588	¥ 410,086,000
Restricted cash	12,167,000	1,716	9,521,000
Accounts receivable, net of allowance of RMB 13,223 and RMB 12,517 as of August 31, 2023 and 2024, respectively	18,793,000	2,651	13,800,000
Amounts due from related parties, net of allowance of RMB 13,339 and RMB 19,012 as of August 31, 2023 and 2024, respectively	14,417,000	2,033	183,468,000
Other receivables, deposits and other assets, net of allowance of RMB 854 and RMB 549 as of August 31, 2023 and 2024, respectively	123,860,000	17,470	116,807,000
Inventories	1,160,000	164	1,183,000
Current assets of discontinued operations			192,534,000
Total current assets	663,774,000	93,622	927,399,000
Restricted cash – non-current	250,000	35	250,000
Property and equipment, net	349,349,000	49,273	390,006,000
Intangible assets, net	49,598,000	6,995	310,022,000
Goodwill, net	527,297,000	74,372	1,110,802,000
Long-term investments, net	24,421,000	3,444	32,732,000
Prepayments for construction contracts	328,000	46	1,711,000
Deferred tax assets, net	1,920,000	271	1,644,000
Other non-current assets, net of allowance of RMB 177 and RMB 141 as of August 31, 2023 and 2024, respectively	9,106,000	1,284	9,424,000
Operating lease right-of-use assets – non-current	1,419,406,000	200,198	1,490,009,000
Non-current assets of discontinued operations			345,510,000
Total non-current assets	2,381,675,000	335,918	3,692,111,000
TOTAL ASSETS	3,045,449,000	429,540	4,619,510,000
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 3,638 and RMB 2,461 as of August 31, 2023 and 2024, respectively)	91,843,000	12,954	94,481,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB 28,003 and RMB 9,513 as of August 31, 2023 and 2024, respectively)	191,222,000	26,971	233,053,000
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 12,534 and RMB 7,301 as of August 31, 2023 and 2024, respectively)	78,986,000	11,140	88,460,000
Contract liabilities – current (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 5,640 and RMB 883 as of August 31, 2023 and 2024, respectively)	445,715,000	62,865	428,617,000
Refund liabilities – current (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 164 and RMB 30 as of August 31, 2023 and 2024, respectively)	9,872,000	1,392	10,129,000
Operating lease liabilities – current (including operating lease liabilities - current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 1,822 and RMB nil as of August 31, 2023 and 2024, respectively)	106,325,000	14,996	104,905,000
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 317,641 and RMB nil as of August 31, 2023 and 2024, respectively)			276,499,000
Total current liabilities	1,002,328,000	141,371	1,480,403,000
Non-current contract liabilities (including non-current portion of contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2023 and 2024, respectively)	866,000	122	971,000
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 74 and RMB nil as of August 31, 2023 and 2024, respectively)	31,174,000	4,397	34,755,000
Operating lease liabilities – non-current (including operating lease liabilities – non-current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 2,025 and RMB nil as of August 31, 2023 and 2024, respectively)	1,404,973,000	198,163	1,461,255,000
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 70,436 and RMB nil as of August 31, 2023 and 2024, respectively)			70,470,000
Total non-current liabilities	1,437,013,000	202,682	1,567,451,000
TOTAL LIABILITIES	2,439,341,000	344,053	3,047,854,000
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 118,669,795 shares issued and outstanding as of August 31, 2023 and 2024, respectively)	8,000	1	8,000
Additional paid-in capital	1,783,490,000	251,550	1,697,370,000
Statutory reserves	16,535,000	2,332	20,155,000
Accumulated other comprehensive income	191,397,000	26,995	172,230,000
Accumulated deficit	(1,474,619,000)	(207,986)	(473,154,000)
Shareholders’ equity	516,811,000	72,892	1,416,609,000
Non-controlling interests	89,297,000	12,595	155,047,000
TOTAL EQUITY	606,108,000	85,487	1,571,656,000
TOTAL LIABILITIES AND EQUITY	3,045,449,000	429,540	4,619,510,000
Related Parties
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 188,262 and RMB 33,927 as of August 31, 2023 and 2024, respectively)	¥ 78,365,000	$ 11,053	¥ 244,259,000